Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Item 402(v) of Regulation S-K, this section discusses the relationship between executive compensation and the Company’s financial performance for each of the last five completed fiscal years. In determining the “compensation actually paid” to our named executive officers (or “NEOs”), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for each of the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025. Note that for our NEOs other than our current and prior principal executive officers (each, a “PEO”), compensation is reported as an average.
			Average Summary Compensation Table Total for Non-PEO	Average Compensation Actually Paid to Non-PEO	Value of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for	Compensation Actually Paid			Total Shareholder	Peer Group Total Shareholder	Net Income	Basic
Year	PEO(1) ($)	to PEO(1)(2) ($)	NEOs(1) ($)	NEOs(1)(2) ($)	Return(3) ($)	Return(3) ($)	(4) ($)	EPS(5) ($)
2025	5,400,197	6,117,299	1,627,067	1,820,430	161	116	271,165,000	4.02
2024	2,716,420	3,094,792	1,019,955	860,567	140	88	23,392,000	0.37
2023	868,648	1,063,033	1,125,031	1,161,345	129	94	179,722,000	2.75
2022	1,798,966	7,127	665,254	497,932	107	90	220,262,000	3.07
2021	1,271,138	1,246,717	614,262	561,101	139	100	368,837,000	3.24
(1)	Mr. Raifeld has served as our Chief Executive Officer since May 20, 2020, and the dollar amounts reported for our PEO for fiscal years 2021, 2022, 2023, 2024, and 2025 reflect amounts for Mr. Raifeld.
The dollar amount reported for our Non-PEO NEOs for fiscal year 2021 reflects the amount for Ms. Zhen, our only non-PEO NEO for such fiscal year. The dollar amounts reported for our Non-PEO NEOs for fiscal year 2022 is the average of the amounts for Ms. Zhen and Larry Edwards (former President and Chief Executive Officer of La Jolla Pharmaceutical Company). The dollar amounts reported for our Non-PEO NEOs for fiscal year 2023 reflect the amounts for Ms. Zhen, Mr. Basso, Mr. Edwards and Margaret Koziel (former Chief Medical Officer). The dollar amounts reported for our Non-PEO NEOs for fiscal year 2025 reflect the amounts for Mr. Basso and Ms. Zhen.
(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation reported for our NEOs in the “Total” column of the Summary Compensation Table to determine the amount of “compensation actually paid” for each year. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.

	Summary Compensation Table Total		Reported Value of Equity Awards(a)	Equity Award Adjustment(b)	Compensation Actually Paid
	Year	($) (a)	($) (b)	($) (c)	($) (a - b + c)
Pavel Raifeld	2025	5,400,197	4,398,864	5,115,966	6,117,299
	2024	2,716,420	1,775,340	2,153,712	3,094,792
	2023	868,648	-	194,385	1,063,033
	2022	1,798,966	1,044,300	(747,539)	7,127
	2021	1,271,138	580,330	555,909	1,246,717
Non-PEO NEOs	2025	1,627,067	924,011	1,117,374	1,820,430
	2024	1,019,955	478,560	319,172	860,567
	2023	1,125,031	370,304	406,618	1,161,345
	2022	665,254	120,461	(46,861)	497,932
	2021	614,262	152,086	98,925	561,101
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustment for each applicable year includes the addition (or subtraction, as applicable) of the amounts set forth in the table below in accordance with Item 402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustment ($)
Pavel Raifeld	2025	4,924,045	67,396	-	124,526	-	-	5,115,966
	2024	2,166,571	(27,153)	-	14,294	-	-	2,153,712
	2023	-	224,616	-	(30,231)	-	-	194,385
	2022	(340,558)	(435,147)	-	28,166	-	-	(747,539)
	2021	224,504	405,433	-	(74,028)	-	-	555,909
Non-PEO NEOs	2025	978,432	89,403	-	49,539	-	-	1,117,374
	2024	260,661	25,314	-	33,197	-	-	319,172
	2023	399,658	8,150	-	(1,190)	-	-	406,618
	2022	(44,883)	(22,066)	-	20,088	-	-	(46,861)
	2021	67,900	38,700	-	(7,675)	-	-	98,925
(3)
The dollar amounts disclosed in these columns assume $100 was invested for the cumulative period through the end of the last fiscal year, in either the Company or the NASDAQ Biotechnology Index (weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated), as applicable, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.

(4)
The dollar amounts reported in this column represent the amount of net income previously disclosed in our consolidated audited financial statements for the applicable year, as required by Regulation S-X.

(5)
While the Company uses a number of financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that basic earnings per share (EPS) is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance.

Company Selected Measure Name	basic earnings per share
Named Executive Officers, Footnote
(1)	Mr. Raifeld has served as our Chief Executive Officer since May 20, 2020, and the dollar amounts reported for our PEO for fiscal years 2021, 2022, 2023, 2024, and 2025 reflect amounts for Mr. Raifeld.
The dollar amount reported for our Non-PEO NEOs for fiscal year 2021 reflects the amount for Ms. Zhen, our only non-PEO NEO for such fiscal year. The dollar amounts reported for our Non-PEO NEOs for fiscal year 2022 is the average of the amounts for Ms. Zhen and Larry Edwards (former President and Chief Executive Officer of La Jolla Pharmaceutical Company). The dollar amounts reported for our Non-PEO NEOs for fiscal year 2023 reflect the amounts for Ms. Zhen, Mr. Basso, Mr. Edwards and Margaret Koziel (former Chief Medical Officer). The dollar amounts reported for our Non-PEO NEOs for fiscal year 2025 reflect the amounts for Mr. Basso and Ms. Zhen.

Peer Group Issuers, Footnote
(3)
The dollar amounts disclosed in these columns assume $100 was invested for the cumulative period through the end of the last fiscal year, in either the Company or the NASDAQ Biotechnology Index (weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated), as applicable, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 5,400,197	$ 2,716,420	$ 868,648	$ 1,798,966	$ 1,271,138
PEO Actually Paid Compensation Amount	$ 6,117,299	3,094,792	1,063,033	7,127	1,246,717
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation reported for our NEOs in the “Total” column of the Summary Compensation Table to determine the amount of “compensation actually paid” for each year. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.

	Summary Compensation Table Total		Reported Value of Equity Awards(a)	Equity Award Adjustment(b)	Compensation Actually Paid
	Year	($) (a)	($) (b)	($) (c)	($) (a - b + c)
Pavel Raifeld	2025	5,400,197	4,398,864	5,115,966	6,117,299
	2024	2,716,420	1,775,340	2,153,712	3,094,792
	2023	868,648	-	194,385	1,063,033
	2022	1,798,966	1,044,300	(747,539)	7,127
	2021	1,271,138	580,330	555,909	1,246,717
Non-PEO NEOs	2025	1,627,067	924,011	1,117,374	1,820,430
	2024	1,019,955	478,560	319,172	860,567
	2023	1,125,031	370,304	406,618	1,161,345
	2022	665,254	120,461	(46,861)	497,932
	2021	614,262	152,086	98,925	561,101
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustment for each applicable year includes the addition (or subtraction, as applicable) of the amounts set forth in the table below in accordance with Item 402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustment ($)
Pavel Raifeld	2025	4,924,045	67,396	-	124,526	-	-	5,115,966
	2024	2,166,571	(27,153)	-	14,294	-	-	2,153,712
	2023	-	224,616	-	(30,231)	-	-	194,385
	2022	(340,558)	(435,147)	-	28,166	-	-	(747,539)
	2021	224,504	405,433	-	(74,028)	-	-	555,909
Non-PEO NEOs	2025	978,432	89,403	-	49,539	-	-	1,117,374
	2024	260,661	25,314	-	33,197	-	-	319,172
	2023	399,658	8,150	-	(1,190)	-	-	406,618
	2022	(44,883)	(22,066)	-	20,088	-	-	(46,861)
	2021	67,900	38,700	-	(7,675)	-	-	98,925

Non-PEO NEO Average Total Compensation Amount	$ 1,627,067	1,019,955	1,125,031	665,254	614,262
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,820,430	860,567	1,161,345	497,932	561,101
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation reported for our NEOs in the “Total” column of the Summary Compensation Table to determine the amount of “compensation actually paid” for each year. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.

	Summary Compensation Table Total		Reported Value of Equity Awards(a)	Equity Award Adjustment(b)	Compensation Actually Paid
	Year	($) (a)	($) (b)	($) (c)	($) (a - b + c)
Pavel Raifeld	2025	5,400,197	4,398,864	5,115,966	6,117,299
	2024	2,716,420	1,775,340	2,153,712	3,094,792
	2023	868,648	-	194,385	1,063,033
	2022	1,798,966	1,044,300	(747,539)	7,127
	2021	1,271,138	580,330	555,909	1,246,717
Non-PEO NEOs	2025	1,627,067	924,011	1,117,374	1,820,430
	2024	1,019,955	478,560	319,172	860,567
	2023	1,125,031	370,304	406,618	1,161,345
	2022	665,254	120,461	(46,861)	497,932
	2021	614,262	152,086	98,925	561,101
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustment for each applicable year includes the addition (or subtraction, as applicable) of the amounts set forth in the table below in accordance with Item 402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustment ($)
Pavel Raifeld	2025	4,924,045	67,396	-	124,526	-	-	5,115,966
	2024	2,166,571	(27,153)	-	14,294	-	-	2,153,712
	2023	-	224,616	-	(30,231)	-	-	194,385
	2022	(340,558)	(435,147)	-	28,166	-	-	(747,539)
	2021	224,504	405,433	-	(74,028)	-	-	555,909
Non-PEO NEOs	2025	978,432	89,403	-	49,539	-	-	1,117,374
	2024	260,661	25,314	-	33,197	-	-	319,172
	2023	399,658	8,150	-	(1,190)	-	-	406,618
	2022	(44,883)	(22,066)	-	20,088	-	-	(46,861)
	2021	67,900	38,700	-	(7,675)	-	-	98,925

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Basic EPS
Total Shareholder Return Vs Peer Group	Total Stockholder Return of the Company and Peer Group Total Stockholder Return
Tabular List, Table
Performance Measures
The following list includes the financial performance measures used by the Company to link compensation actually paid to our NEOs to the performance of the Company for the fiscal year ended December 31, 2025. These measures are not ranked.
•	Basic EPS
•	Gross Revenue
•	Amount of Capital Allocation Activities

Total Shareholder Return Amount	$ 161	140	129	107	139
Peer Group Total Shareholder Return Amount	$ 116	$ 88	$ 94	$ 90	$ 100
Company Selected Measure Amount | $ / shares	4.02	0.37	2.75	3.07	3.24
PEO Name	Mr. Raifeld	Mr. Raifeld	Mr. Raifeld	Mr. Raifeld	Mr. Raifeld
Equity Awards Adjustments, Footnote
(b)
The equity award adjustment for each applicable year includes the addition (or subtraction, as applicable) of the amounts set forth in the table below in accordance with Item 402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustment ($)
Pavel Raifeld	2025	4,924,045	67,396	-	124,526	-	-	5,115,966
	2024	2,166,571	(27,153)	-	14,294	-	-	2,153,712
	2023	-	224,616	-	(30,231)	-	-	194,385
	2022	(340,558)	(435,147)	-	28,166	-	-	(747,539)
	2021	224,504	405,433	-	(74,028)	-	-	555,909
Non-PEO NEOs	2025	978,432	89,403	-	49,539	-	-	1,117,374
	2024	260,661	25,314	-	33,197	-	-	319,172
	2023	399,658	8,150	-	(1,190)	-	-	406,618
	2022	(44,883)	(22,066)	-	20,088	-	-	(46,861)
	2021	67,900	38,700	-	(7,675)	-	-	98,925

Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 271,165,000	$ 23,392,000	$ 179,722,000	$ 220,262,000	$ 368,837,000
Measure:: 1
Pay vs Performance Disclosure
Name	Basic EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Amount of Capital Allocation Activities
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,398,864)	(1,775,340)	0	(1,044,300)	(580,330)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,115,966	2,153,712	194,385	(747,539)	555,909
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,924,045	2,166,571	0	(340,558)	224,504
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,396	(27,153)	224,616	(435,147)	405,433
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	124,526	14,294	(30,231)	28,166	(74,028)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(924,011)	(478,560)	(370,304)	(120,461)	(152,086)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,117,374	319,172	406,618	(46,861)	98,925
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	978,432	260,661	399,658	(44,883)	67,900
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,403	25,314	8,150	(22,066)	38,700
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,539	33,197	(1,190)	20,088	(7,675)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0